Summary of significant accounting policies - Additional Information (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 CNY (¥)	Sep. 18, 2016 USD ($)	Sep. 18, 2016 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item	Jun. 21, 2019	Dec. 31, 2018	Mar. 02, 2018	Feb. 28, 2017	Jun. 28, 2016	Mar. 01, 2016	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)
Summary of significant accounting policies
Current assets					$ 4,889,207,126	$ 4,785,819,348
Non-current assets					961,071,201	1,660,459,942
TOTAL ASSETS					5,850,278,327	6,446,279,290	$ 7,669,323,576
Current liabilities					4,792,960,096	4,777,783,176
Non-current liabilities					974,531,402	1,255,266,877
Total liabilities					5,767,491,498	6,033,050,053
Revenue					950,012,173	1,536,017,781	1,745,763,191
costs of revenue					(878,056,065)	(1,468,080,865)	(1,453,296,443)
Net loss/income					(263,353,561)	(417,307,378)	(81,040,908)
Net cash (used in)/provided by operating activities					(530,272,913)	135,608,847	336,766,542
Net cash used in investing activities					513,898,291	(22,774,551)	(104,155,960)
Net cash provided by/(used in) financing activities					(60,426,478)	(677,076,944)	(190,069,001)
Amounts due to subsidiaries of the Group					66,619,920	77,062,355
Due from subsidiaries						2,854,538
Impairment loss on goodwill					1,481,006	4,355,469	6,400,262
Impairment loss on intangible assets						14,295,790
Impairment of loss on real estate					$ 2,932,743	1,347,050	$ 9,641,537
Beijing Ruihao Rongtong Real Estate [Member]
Summary of significant accounting policies
Percentage of Equity Directly Attributable to the Group					65.00%
RuizhuoXihui [Member]
Summary of significant accounting policies
Current assets					$ 2,621,527	2,748,904
Non-current assets					(10,806)	0
TOTAL ASSETS					2,610,721	2,748,904
Current liabilities					2,619,769	2,791,771
Total liabilities					2,619,769	2,791,771
Revenue					235,890	451,176
costs of revenue					(64,034)	(26,605)
Net loss/income					31,287	367,929
Net cash (used in)/provided by operating activities					(13,900)	39,366
Net cash used in investing activities					0	0
Net cash provided by/(used in) financing activities					0	0
Consolidation, Eliminations [Member] | Beijing Yuzhouyun Technology Development Center [Member]
Summary of significant accounting policies
Revenue						779,795
Amounts due to subsidiaries of the Group					14,851,499	10,473,436
Consolidation, Eliminations [Member] | RuizhuoXihui [Member]
Summary of significant accounting policies
Due from subsidiaries					2,511,562	2,692,162
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member]
Summary of significant accounting policies
Registered Capital														$ 37,600,000	¥ 250.0
Number of projects under construction | item							1
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Amount of loan in aggregate to the Group	$ 246,800,000	¥ 1,610.0	$ 124,300,000	¥ 862.5
Beijing Yuzhouyun Technology Development Center [Member]
Summary of significant accounting policies
Current assets					174,470	346,637
Non-current assets					2,873,855	3,177,609
TOTAL ASSETS					3,048,325	3,524,246
Current liabilities					17,699,203	14,499,043
Non-current liabilities					10,337,995	13,645,560
Total liabilities					28,037,198	28,144,603
Revenue					244,130	1,703,972
costs of revenue					(2,534,745)	(3,755,276)
Net loss/income					(2,539,202)	(8,794,606)
Net cash (used in)/provided by operating activities					2,671,405	(13,884,957)
Net cash used in investing activities						(14,799)
Net cash provided by/(used in) financing activities					(2,700,960)	13,108,128
Consolidated revenues contributed from the related party					244,130	924,177
Percentage of Share of Profit or Loss										51.00%
Beijing Yuzhouyun Technology Development Center [Member] | Senior Management Members [Member]
Summary of significant accounting policies
Percentage of Share of Profit or Loss										49.00%
RuizhuoXihui [Member]
Summary of significant accounting policies
Amounts due to subsidiaries of the Group					0
Consolidated revenues contributed from the related party					$ 235,890	$ 451,176
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member]
Summary of significant accounting policies
Percentage of non-controlling equity interest that will be repurchased by the entity					35.00%
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Noncontrolling owners interest (percentage)	35.00%	35.00%	10.00%	10.00%				35.00%	35.00%		35.00%	5.00%	20.00%